Liquidity - additional information (Details) € in Millions, £ in Millions, $ in Billions	1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) Case	Mar. 31, 2025 USD ($) tranche	Mar. 31, 2025 EUR (€) tranche	Jan. 31, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Mar. 31, 2025 GBP (£)	Jan. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure Of Financial Instruments [Line Items]
Ratio of floating rate borrowings after impact of derivatives					0.26	0.16	0.22			0.22
Ratio of fixed rate borrowings after impact of derivatives					0.74	0.84	0.78			0.78
Ratio of floating rate borrowings, excluding cash and other liquid assets in Canada					0.20	0.05	0.13			0.13
Ratio of fixed rate borrowings, excluding cash and other liquid assets in Canada					0.80	0.95	0.87			0.87
Liquidity risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity					5 years
Average centrally managed debt maturity of bonds					10 years	9 years 2 months 12 days	9 years 6 months
Peak maturity of centrally managed debt maturing in a rolling 12-month period					15.30%	15.60%	14.80%			14.80%
Borrowing capacity under US commercial paper programme | $							$ 4.0
Borrowing capacity under Euro commercial paper programme					£ 3,000
Commercial paper outstanding					700	£ 0				£ 0
Borrowings capacity					5,200
Proceeds from issue of bonds, notes and debentures | $		$ 2.5
Repayments of bonds	$ 3.0		€ 650
Tranches | tranche		3	3
Number of bonds repaid | Case	2
Liquidity risk | 364-day tranches
Disclosure Of Financial Instruments [Line Items]
Extension period		1 year	1 year
Revolving credit facility								£ 2,500
Period of tranche		364 days	364 days
Liquidity risk | 5-year tranche
Disclosure Of Financial Instruments [Line Items]
Period of tranche		5 years	5 years
Liquidity risk | 5-year tranche | Not later than one year
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility								2,700
Liquidity risk | 5-year tranche | Later than one year and not later than two years
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility								£ 2,500
Liquidity risk | Bilateral facilities
Disclosure Of Financial Instruments [Line Items]
Short term borrowing capacity					1,350
Bilateral facility withdrawn and outstanding					100
Undrawn borrowing facilities					£ 2,600
Liquidity risk | Term loan facility
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity									£ 460
Liquidity risk | Fixed rate
Disclosure Of Financial Instruments [Line Items]
Target for floating to fixed rate debt					50.00%
Liquidity risk | Top of range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a rolling 12-month period					20.00%